GODFREY & KAHN, S.C.
Attorneys At Law
780 North Water Street
Milwaukee, WI 53202-3580

Telephone: (414) 273-3500
Fax: (414) 273-5198

March 11, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Renaissance Learning, Inc.
Annual Report on Form 10-K (SEC File No. 0-22187)

Ladies and Gentlemen:

          Transmitted herewith via EDGAR on behalf of Renaissance Learning, Inc., please find the Annual Report on Form 10-K for the year ended December 31, 2008. No fee is required to be paid in connection with this filing.

          If you have any questions concerning this filing, please contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Dennis F. Connolly

Dennis F. Connolly

cc:     Mary T. Minch